Accounts Payable (Details Narrative) (USD $)	Aug. 31, 2013	Aug. 31, 2012
Accounts Payable Details Narrative
Accounts Payable	$ 122,356	$ 63,403
Accounts Payable Professional Service	42,539	24,863
Accounts Payable R&D	70,327
Accounts Payable Trade Payable	9,490	38,540
Accrued Liabilities		$ 26,231